Current Liabilities - Warrants Financial Liability (Details) - Schedule of Current Liabilities - Warranty Liability	6 Months Ended		12 Months Ended
	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 AUD ($)
Schedule of Current Liabilities - Warranty Liability [Abstract]
Warrants at fair value	$ 884,713	$ 586,291	$ 1,097,520